BUSINESS COMBINATION - Preliminary Purchase Consideration (Details) - USD ($) $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 10, 2020	Jun. 25, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Base cash consideration			$ 186,601		$ 0	$ 456,508	$ 0	$ 0	$ 0
Total Purchase Price	$ 79,032
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Base cash consideration		$ 387,500
Closing adjustment		(764)		$ (10,100)
Total Purchase Price		$ 386,736
Swerve
Business Acquisition [Line Items]
Base cash consideration	80,000
Closing adjustment	(968)
Total Purchase Price	$ 79,032